Shareholders' equity - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Gross proceeds from issuance of shares		€ 17,112
At The Market Agreement [Member] | SVB Securities LLC [Member]
Disclosure of classes of share capital [line items]
Increase decrease in shares outstanding	2,400,000
Gross proceeds from issuance of shares		17,100
Share issuance costs		500
Increase in share capital		24
Increase in share premium		€ 16,600